Expense Example, No Redemption - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Jun. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	none
Expense Example, No Redemption, 3 Years	24
Expense Example, No Redemption, 5 Years	51
Expense Example, No Redemption, 10 Years	$ 130